Taxation - Reconciliation of income tax benefit (Details) - GBP (£) £ in Thousands		12 Months Ended
	Apr. 01, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax
UK current tax on loss for the year		£ (6,706)	£ (2,074)	£ (1,497)
Overseas taxation on loss for the year		37	0	0
Adjustments in respect of prior year		(12)	(22)	(230)
Total current tax benefit		(6,681)	(2,096)	(1,727)
Deferred tax
Origination and reversal of timing differences		(279)	0	0
Total deferred tax benefit		(279)	0	0
Income tax benefit		(6,960)	(2,096)	(1,727)
Loss on ordinary activities before tax		£ (56,191)	£ (24,379)	£ (8,044)
Normal applicable rate of tax	17.00%	19.00%	19.00%	19.00%
Loss on ordinary activities multiplied by normal rate		£ (10,676)	£ (4,632)	£ (1,528)
Effects of:
Fixed asset differences		(181)	0	7
Expenses not deductible for tax purposes		3,831	510	138
Income not deductible for tax purposes		(1)	(1)	0
Additional deduction for R&D expenditure		(5,185)	(1,536)	(1,116)
Surrender of tax losses for R&D tax credit refund		2,173	644	468
R&D expenditure credits		295	73	0
Adjustments to tax charge in respect of previous periods		(11)	(22)	(230)
Adjustments for foreign tax		(435)	0	9
Effects of changes in tax rates		0	0	(93)
Deferred tax not recognised		£ 3,231	£ 2,868	£ 618